Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.9%
(a)
Bombardier, Inc., 6.00%, 02/15/28 ........ USD 1,981 $ 1,983,586
BWX Technologies, Inc., 4.13%, 06/30/28 .... 951 937,209
TransDigm, Inc., 6.75%, 08/15/28 ......... 5,244 5,336,881
8,257,676
Automobile Components — 2.4%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
. 1,297 1,326,736
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
...................... 646 646,788
Clarios Global LP, 6.75%, 05/15/28
(a)
....... 1,960 2,006,795
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 4,972 4,999,591
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
...................... 1,535 1,583,480
10,563,390
Automobiles — 2.0%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28
(b)
...................... 1,324 1,323,558
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 ................... 1,458 1,386,400
2.45% , 09/15/28 ................... 833 772,477
7.05% , 09/15/28
(b)
.................. 1,834 1,901,235
5.63% , 09/29/28 ................... 1,932 1,938,550
PM General Purchaser LLC, 9.50%, 10/01/28 . 1,591 1,470,784
8,793,004
Biotechnology — 0.6%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
1,085 967,838
Grifols SA, 4.75%, 10/15/28 ............ 1,780 1,754,299
2,722,137
Broadline Retail — 0.9%
ANGI Group LLC, 3.88%, 08/15/28
(a)
....... 1,243 1,145,226
Getty Images, Inc., 14.00%, 03/01/28
(a)
..... 694 650,382
Match Group Holdings II LLC, 4.63%, 06/01/28
(a)
1,251 1,239,211
Nordstrom, Inc., 6.95%, 03/15/28
(b)
........ 749 777,876
3,812,695
Building Products — 2.8%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a) (b)
..................... 1,756 1,363,228
Griffon Corp., 5.75%, 03/01/28 ........... 2,346 2,344,847
James Hardie International Finance DAC, 5.00%,
01/15/28
(a)
...................... 1,135 1,132,995
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 ................... 1,492 1,492,763
9.75% , 07/15/28
(b)
.................. 594 598,615
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
...................... 2,761 2,771,222
Standard Industries, Inc., 4.75%, 01/15/28
(a)
.. 2,513 2,501,369
12,205,039
Capital Markets — 0.7%
Coinbase Global, Inc., 3.38%, 10/01/28
(a)
.... 2,571 2,454,932
Prospect Capital Corp., 3.44%, 10/15/28
(b)
.... 756 671,718
3,126,650
Chemicals — 4.5%
Celanese US Holdings LLC, 6.85%, 11/15/28
(c)
. 1,944 2,041,047
Chemours Co. (The), 5.75%, 11/15/28
(a) (b)
.... 2,034 2,018,471
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
...................... 1,405 1,161,171
CVR Partners LP, 6.13%, 06/15/28
(a)
....... 1,354 1,356,722
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... 2,072 2,020,879
HB Fuller Co., 4.25%, 10/15/28
(b)
......... 737 724,961
Herens Holdco SARL, 4.75%, 05/15/28
(a) (b)
... 874 769,236
INEOS Finance plc, 6.75%, 05/15/28
(a)
...... 1,090 962,497
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28
(a)
......... USD 1,345 $ 1,307,304
LSB Industries, Inc., 6.25%, 10/15/28
(a)
..... 1,131 1,132,290
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
. 1,015 1,011,170
Olympus Water US Holding Corp., 4.25%,
10/01/28
(a)
...................... 2,234 2,164,459
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a)
... 2,820 2,809,089
19,479,296
Commercial Services & Supplies — 3.3%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
.................. 5,373 5,302,718
Aramark Services, Inc., 5.00%, 02/01/28
(a)
.... 3,041 3,040,584
Garda World Security Corp., 7.75%, 02/15/28
(a)
1,077 1,099,840
GFL Environmental, Inc., 4.00%, 08/01/28
(a) (b)
.. 1,854 1,823,721
Madison IAQ LLC, 4.13%, 06/30/28
(a)
....... 1,845 1,822,440
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
... 1,278 1,273,454
14,362,757
Communications Equipment — 0.2%
Viasat, Inc., 6.50%, 07/15/28
(a)
........... 1,002 989,622
Construction & Engineering — 0.8%
Fluor Corp., 4.25%, 09/15/28
(b)
........... 1,593 1,581,102
Railworks Holdings LP, 8.25%, 11/15/28
(a)
.... 774 785,780
Weekley Homes LLC, 4.88%, 09/15/28
(a)
..... 1,005 989,936
3,356,818
Consumer Finance — 2.9%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
.. 1,525 1,597,842
Enova International, Inc., 11.25%, 12/15/28
(a)
.. 858 908,214
FirstCash, Inc., 4.63%, 09/01/28
(a)
......... 1,312 1,302,832
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
..... 1,530 1,611,210
goeasy Ltd., 9.25%, 12/01/28
(a)
.......... 1,374 1,413,529
Navient Corp., 4.88%, 03/15/28 .......... 1,311 1,284,730
OneMain Finance Corp.
6.63% , 01/15/28 ................... 1,863 1,912,129
3.88% , 09/15/28 ................... 1,531 1,488,879
PRA Group, Inc., 8.38%, 02/01/28
(a)
........ 1,003 1,012,677
12,532,042
Consumer Staples Distribution & Retail — 1.7%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28
(b)
.................. 1,788 1,789,248
6.50% , 02/15/28 ................... 1,934 1,965,414
C&S Group Enterprises LLC, 5.00%, 12/15/28 . 996 935,952
United Natural Foods, Inc., 6.75%, 10/15/28 .. 1,181 1,183,891
US Foods, Inc., 6.88%, 09/15/28 ......... 1,284 1,324,544
7,199,049
Containers & Packaging — 1.9%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a)
................. 1,659 1,595,983
Cascades, Inc., 5.38%, 01/15/28
(a)
........ 1,169 1,167,494
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
...................... 1,129 1,094,140
Iris Holding, Inc., 10.00%, 12/15/28
(a) (b)
...... 997 903,966
Sealed Air Corp., 6.13%, 02/01/28
(a)
....... 1,975 2,006,114
Silgan Holdings, Inc., 4.13%, 02/01/28
(b)
..... 1,381 1,368,689
8,136,386
Distributors — 1.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............... 1,827 1,803,625
Dealer Tire LLC, 8.00%, 02/01/28 ......... 1,278 1,273,062
RB Global Holdings, Inc., 6.75%, 03/15/28 ... 1,470 1,497,958
4,574,645

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
...................... USD 1,013 $ 1,012,121
Grand Canyon University, 5.13%, 10/01/28 ... 1,068 1,069,956
2,082,077
Diversified REITs — 0.3%
Uniti Group LP, 4.75%, 04/15/28
(a)
......... 1,430 1,426,216
Diversified Telecommunication Services — 1.9%
(a)
Altice Financing SA, 5.00%, 01/15/28 ...... 3,133 2,281,421
CCO Holdings LLC, 5.00%, 02/01/28 ....... 6,117 6,080,292
8,361,713
Electric Utilities — 1.4%
NRG Energy, Inc., 5.75%, 01/15/28 ........ 1,922 1,923,070
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
1,725 1,707,976
PG&E Corp., 5.00%, 07/01/28 ........... 2,580 2,574,021
6,205,067
Electrical Equipment — 0.5%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
...... 2,188 2,154,066
Energy Equipment & Services — 1.1%
Archrock Partners LP, 6.25%, 04/01/28
(a)
..... 2,044 2,049,161
Bristow Group, Inc., 6.88%, 03/01/28
(a)
...... 947 948,767
Oceaneering International, Inc., 6.00%, 02/01/28 711 722,803
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 1,020 1,042,245
4,762,976
Entertainment — 0.7%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28 ...... 1,942 1,939,875
Live Nation Entertainment, Inc., 3.75%, 01/15/28 1,253 1,235,672
3,175,547
Financial Services — 1.1%
(a)
Burford Capital Global Finance LLC, 6.25%,
04/15/28 ....................... 1,165 1,163,767
Jefferies Finance LLC, 5.00%, 08/15/28 ..... 2,676 2,594,079
LD Holdings Group LLC, 6.13%, 04/01/28 .... 1,249 1,183,920
4,941,766
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(a)
....... 2,169 2,047,552
Chobani LLC, 4.63%, 11/15/28
(a)
.......... 989 984,649
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(a)
1,246 1,249,772
TreeHouse Foods, Inc., 4.00%, 09/01/28 .... 1,273 1,270,405
5,552,378
Gas Utilities — 0.3%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
.... 1,255 1,297,881
Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(a)
1,333 1,304,066
Health Care Equipment & Supplies — 2.2%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 ..... 4,044 4,014,655
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 3,424 3,572,862
Hologic, Inc., 4.63%, 02/01/28 ........... 943 942,212
Teleflex, Inc., 4.25%, 06/01/28 ........... 1,247 1,228,941
9,758,670
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a) (b)
1,157 1,143,034
AdaptHealth LLC, 6.13%, 08/01/28
(a) (b)
...... 851 854,237
Encompass Health Corp., 4.50%, 02/01/28 ... 2,088 2,078,018
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
... 2,077 2,043,388
Team Health Holdings, Inc., 8.38%, 06/30/28
(a)
. 1,105 1,118,173
Tenet Healthcare Corp.
4.63% , 06/15/28 ................... 1,455 1,452,887
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13% , 10/01/28
(b)
.................. USD 3,883 $ 3,890,725
12,580,462
Health Care REITs — 0.3%
Diversified Healthcare Trust, 4.75%, 02/15/28 . 1,253 1,214,344
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
...................... 1,800 1,801,855
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
.. 985 1,014,497
Service Properties Trust, 3.95%, 01/15/28 .... 1,005 952,174
3,768,526
Hotels, Restaurants & Leisure — 6.1%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 4,001 3,941,842
4.38% , 01/15/28 ................... 1,908 1,894,477
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
.... 1,789 1,783,008
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
.. 1,203 1,099,787
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a) (d) (e)
.................... 329 164,300
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
...................... 891 878,429
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
. 2,163 2,160,618
MGM Resorts International, 4.75%, 10/15/28
(b)
. 1,886 1,882,042
NCL Finance Ltd., 6.13%, 03/15/28
(a)
....... 1,276 1,310,303
Six Flags Entertainment Corp., 6.50%, 10/01/28 797 795,427
Station Casinos LLC, 4.50%, 02/15/28
(a)
..... 1,779 1,770,054
Studio City Finance Ltd., 6.50%, 01/15/28
(a)
... 1,360 1,360,413
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
...... 1,086 1,092,612
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
....... 1,732 1,729,750
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
...................... 1,213 1,199,374
Wynn Macau Ltd., 5.63%, 08/26/28
(a)
....... 3,578 3,573,623
26,636,059
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
..... 1,009 1,052,705
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 720 743,594
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 1,068 1,113,498
M/I Homes, Inc., 4.95%, 02/01/28 ......... 977 974,534
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 3,304 3,466,284
Shea Homes LP, 4.75%, 02/15/28 ......... 1,135 1,130,466
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a)
...................... 1,078 1,098,569
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .... 876 885,857
10,465,507
Household Products — 0.5%
Central Garden & Pet Co., 5.13%, 02/01/28 ... 780 780,102
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
... 1,413 1,396,550
2,176,652
Independent Power and Renewable Electricity Producers — 1.4%
(a)
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28 ....................... 807 791,125
Calpine Corp., 4.50%, 02/15/28 .......... 3,038 3,037,027
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 2,217 2,212,419
6,040,571
Insurance — 0.8%
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28
(a)
...................... 3,235 3,291,254
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a)
......... 1,016 1,014,457

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 2.4%
(a)
Ahead DB Holdings LLC, 6.63%, 05/01/28 ... USD 1,029 $ 1,018,624
Arches Buyer, Inc.
4.25% , 06/01/28 ................... 2,440 2,400,486
6.13% , 12/01/28 ................... 1,266 1,238,818
ASGN, Inc., 4.63%, 05/15/28 ............ 1,399 1,374,022
Cablevision Lightpath LLC, 5.63%, 09/15/28 .. 1,048 1,044,308
ION Platform Finance US, Inc.
4.63% , 05/01/28 ................... 869 812,556
5.00% , 05/01/28 ................... 840 794,192
5.75% , 05/15/28 ................... 1,189 1,128,250
Virtusa Corp., 7.13%, 12/15/28 .......... 846 830,067
10,641,323
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................. 1,204 1,188,684
Machinery — 1.7%
ATS Corp., 4.13%, 12/15/28
(a)
........... 904 881,705
Calderys Financing LLC, 11.25%, 06/01/28
(a)
.. 1,492 1,555,309
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
................ 1,272 1,354,606
Titan International, Inc., 7.00%, 04/30/28
(b)
... 1,008 1,011,936
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
.... 1,525 1,574,124
Wabash National Corp., 4.50%, 10/15/28
(a) (b)
.. 1,002 931,851
7,309,531
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
......... 647 650,660
Media — 10.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
...................... 1,447 1,227,304
Block Communications, Inc., 4.88%, 03/01/28
(a)
704 690,612
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(a) (b)
..................... 2,568 2,572,707
CSC Holdings LLC
(a)
5.38% , 02/01/28 ................... 2,595 1,944,473
11.25% , 05/15/28 .................. 2,600 2,076,569
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 3,303 3,245,877
DISH DBS Corp.
7.38% , 07/01/28 ................... 2,540 2,437,683
5.75% , 12/01/28
(a)
.................. 6,566 6,352,514
GCI LLC, 4.75%, 10/15/28
(a)
............ 1,588 1,551,531
iHeartCommunications, Inc., 4.75%, 01/15/28
(a)
703 644,387
Lamar Media Corp., 3.75%, 02/15/28 ....... 1,514 1,486,221
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
2,102 2,111,149
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
..... 2,571 2,554,838
Sirius XM Radio LLC, 4.00%, 07/15/28
(a)
..... 5,186 5,067,197
TEGNA, Inc., 4.63%, 03/15/28 ........... 2,567 2,547,970
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 2,600 2,593,371
Univision Communications, Inc., 8.00%,
08/15/28
(a) (b)
..................... 3,785 3,907,388
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 1,255 1,255,000
44,266,791
Metals & Mining — 1.1%
Constellium SE, 5.63%, 06/15/28
(a) (b)
....... 950 950,738
Hecla Mining Co., 7.25%, 02/15/28 ........ 612 612,799
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a) (b)
25 26,593
Mineral Resources Ltd., 9.25%, 10/01/28
(a) (b)
.. 2,845 2,988,161
4,578,291
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
(a)
Arbor Realty SR, Inc., 8.50%, 12/15/28
(b)
.... USD 990 $ 967,735
Starwood Property Trust, Inc., 5.25%, 10/15/28 . 1,292 1,299,669
2,267,404
Office REITs — 0.4%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
...................... 886 934,623
Hudson Pacific Properties LP, 5.95%, 02/15/28 . 851 837,470
1,772,093
Oil, Gas & Consumable Fuels — 9.2%
Antero Midstream Partners LP, 5.75%, 01/15/28
(a)
1,663 1,664,302
Buckeye Partners LP, 4.50%, 03/01/28
(a)
..... 1,269 1,261,957
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a) (b)
..................... 789 812,609
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a) (b)
..................... 1,142 1,174,180
CVR Energy, Inc., 5.75%, 02/15/28
(a)
....... 1,068 1,067,115
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
. 1,073 1,080,367
Genesis Energy LP, 7.75%, 02/01/28 ....... 1,726 1,731,554
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
... 2,117 2,145,438
Hess Midstream Operations LP
(a)
5.88% , 03/01/28 ................... 2,074 2,113,563
5.13% , 06/15/28 ................... 1,438 1,440,055
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
...... 1,527 1,539,019
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 2,691 2,772,197
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
...................... 1,026 1,067,186
Matador Resources Co., 6.88%, 04/15/28
(a)
... 1,269 1,295,358
PBF Holding Co. LLC, 6.00%, 02/15/28 ..... 2,110 2,106,056
SM Energy Co.
8.38% , 07/01/28
(a)
.................. 3,531 3,651,178
6.50% , 07/15/28 ................... 1,010 1,021,295
Sunoco LP
5.88% , 03/15/28 ................... 1,008 1,008,327
7.00% , 09/15/28
(a)
.................. 1,235 1,274,465
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
1,969 1,969,130
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
...................... 1,830 1,832,290
Venture Global LNG, Inc., 8.13%, 06/01/28
(a) (b)
. 5,831 5,969,948
39,997,589
Paper & Forest Products — 0.8%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 ..... 859 848,579
Clearwater Paper Corp., 4.75%, 08/15/28 .... 713 676,358
Domtar Corp., 6.75%, 10/01/28 .......... 1,577 1,314,213
Mercer International, Inc., 12.88%, 10/01/28
(b)
. 1,019 747,855
3,587,005
Passenger Airlines — 1.1%
(a)
American Airlines, Inc., 7.25%, 02/15/28 ..... 1,926 1,961,611
Avianca Midco 2 plc, 9.00%, 12/01/28 ...... 1,357 1,382,243
VistaJet Malta Finance plc, 9.50%, 06/01/28
(b)
. 1,262 1,301,836
4,645,690
Personal Care Products — 0.7%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28 . 1,938 1,937,139
Prestige Brands, Inc., 5.13%, 01/15/28 ...... 973 973,411
2,910,550
Pharmaceuticals — 2.7%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 2,118 1,966,655
11.00% , 09/30/28 .................. 2,374 2,466,637
Elanco Animal Health, Inc., 6.65%, 08/28/28
(c)
. 1,945 2,027,509
Organon & Co., 4.13%, 04/30/28
(a)
........ 5,434 5,329,516
11,790,317

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.8%
(a)
CoreLogic, Inc., 4.50%, 05/01/28 ......... USD 1,896 $ 1,862,640
KBR, Inc., 4.75%, 09/30/28 ............. 633 625,236
Science Applications International Corp., 4.88%,
04/01/28 ....................... 1,033 1,030,245
3,518,121
Real Estate Management & Development — 1.0%
(a)
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 ....................... 1,581 1,589,496
Forestar Group, Inc., 5.00%, 03/01/28 ...... 732 731,343
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 1,989 1,987,919
4,308,758
Semiconductors & Semiconductor Equipment — 0.6%
(a)
Entegris, Inc., 4.38%, 04/15/28 .......... 1,062 1,054,010
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
.. 1,698 1,663,198
2,717,208
Software — 3.0%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ....................... 2,365 2,232,517
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ....................... 878 878,273
Fair Isaac Corp., 4.00%, 06/15/28 ......... 2,322 2,283,933
GoTo Group, Inc., 5.50%, 05/01/28 ........ 874 725,885
NCR Voyix Corp., 5.00%, 10/01/28 ........ 1,575 1,558,627
Open Text Corp., 3.88%, 02/15/28 ........ 2,260 2,187,379
PTC, Inc., 4.00%, 02/15/28 ............. 1,217 1,199,023
Rocket Software, Inc., 9.00%, 11/28/28 ..... 2,099 2,095,687
13,161,324
Specialized REITs — 0.8%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 ................... 2,100 2,098,699
5.00% , 07/15/28 ................... 1,283 1,278,542
3,377,241
Specialty Retail — 2.5%
Advance Auto Parts, Inc., 5.95%, 03/09/28 ... 766 784,633
Asbury Automotive Group, Inc., 4.50%,
03/01/28
(b)
...................... 1,023 1,019,590
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Bath & Body Works, Inc., 5.25%, 02/01/28 ... USD 1,194 $ 1,204,281
EG Global Finance plc, 12.00%, 11/30/28
(a)
... 2,709 2,931,238
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
.. 1,847 1,809,029
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a)
. 973 966,851
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(a)
.. 2,200 2,177,475
10,893,097
Trading Companies & Distributors — 3.0%
EquipmentShare.com, Inc., 9.00%, 05/15/28
(a)
. 2,708 2,834,382
FTAI Aviation Investors LLC, 5.50%, 05/01/28
(a)
2,511 2,511,399
United Rentals North America, Inc., 4.88%,
01/15/28 ....................... 4,401 4,401,369
WESCO Distribution, Inc., 7.25%, 06/15/28
(a) (b)
. 3,372 3,414,566
13,161,716
Wireless Telecommunication Services — 0.5%
Maya SAS, 7.00%, 10/15/28
(a)
........... 2,301 2,325,033
Total Long-Term Investments — 98 .2%
(Cost: $ 423,590,429 ) .............................. 427,389,887
Shares
Shares
Short-Term Securities
Money Market Funds — 9.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(h)
................... 26,967,392 26,980,876
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 16,311,686 16,311,686
Total Short-Term Securities — 9 .9%
(Cost: $ 43,288,974 ) ............................... 43,292,562
Total Investments — 108 .1%
(Cost: $ 466,879,403 ) .............................. 470,682,449
Liabilities in Excess of Other Assets — (8.1) % ............. (35,349,543)
Net Assets — 100.0% ...............................
$ 435,332,906
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 22,275,367 $ 4,705,174
(a)
$ — $ 48 $ 287 $ 26,980,876 26,967,392 $ 24,921
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,309,042 8,002,644
(a)
— — — 16,311,686 16,311,686 61,125 —
$ 48 $ 287 $ 43,292,562 $ 86,046 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 427,389,887 $ — $ 427,389,887
Short-Term Securities
Money Market Funds ...................................... 43,292,562 — — 43,292,562
$ 43,292,562 $ 427,389,887 $ — $ 470,682,449
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust